Summary of Significant Accounting Policies (Details) - Schedule of Annual Depreciation Rates	12 Months Ended
Dec. 31, 2023
Systems and equipment [Member] | Minimum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rate	15.00%
Systems and equipment [Member] | Maximum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rate	20.00%
Computers and software [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Annual depreciation rate	15.00%
Leasehold improvements [Member]
Schedule of Annual Depreciation Rates [Line Items]
Leasehold improvements	Over the shorter of the related lease period or the useful lives of the asset